Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 116	$ 76
Business combination		42
Foreign currency translation	7	(2)
Goodwill, Ending Balance	123	116
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	114	74
Business combination		42
Foreign currency translation	7	(2)
Goodwill, Ending Balance	121	114
Analog, MEMS & Sensors Group (AMS) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	$ 2	$ 2